Form N-1A Cover	Jul. 09, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ETF TRUST
Entity Central Index Key	0001710607
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 10, 2025
Prospectus Date	Jul. 09, 2025